Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation

14. Share-based Compensation

Share Options

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to key employees to acquire ordinary shares of the Company. The June 2008 Scheme permits the grant of share options to its eligible recipients for up to 10% of the ordinary shares in issue on the effective date of the June 2008 Scheme (the “Limit”). The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the June 2008 Scheme will not be counted for the purpose of calculating the Limit. The maximum number of shares which may be outstanding pursuant to all awards and which were issued after the exercise of the awards under the June 2008 Scheme is 96,000,000.

The June 2008 Scheme will terminate automatically 10 years after its adoption, unless terminated earlier at the Company’s shareholders’ approval. Option awards are granted with an exercise price determined by the Board of Directors at the time of grant. Those option awards generally vest based on 4 years of continuous services and expire in 10 years.

A summary of the Company’s share option activities for the years ended December 31, 2009, 2010 and 2011 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$ in million
Outstanding as of December 31, 2008	67,144,475	0.03	9.4	5.7
Granted	20,614,800	0.03
Forfeited and expired	(13,424,913)	0.03
Exercised	(2,001,937)	0.03

Outstanding as of December 31, 2009	72,332,425	0.03	8.4	9.5
Granted	15,768,225	0.03
Forfeited and expired	(4,727,045)	0.03
Exercised	(41,151,800)	0.03

Outstanding as of December 31, 2010	42,221,805	0.03	7.5	19.5
Granted	—	—
Cancelled to grant restricted share	(18,778,200)	0.03
Forfeited and expired	(656,286)	0.03
Exercised	(3,445,623)	0.03		2.3

Outstanding as of December 31, 2011	19,341,696	0.03	6.4	13.0

Vested and exercisable as of December 31, 2011	16,805,636	0.03	6.4	11.3

The aggregate intrinsic value in the preceding table represents the total intrinsic value based on the company’s closing stock price on December 30, 2011 of US$5.63 per ADS, or US$0.70 per ordinary share. The total intrinsic value of options exercised were not provided for the years ended 2009 and 2010 as the Company was a private company during these periods.

The Company issued 6,450,000 shares of share options to non-employees in July 2010 with the exercise price of US$0.03215. These options have a vesting term of four years starting from the date of issuance, provided that the holders become employees of the Group before December 31, 2010. The Company has no obligation to compensate these non-employees for their services provided if the non-employees do not become employed by the Group by December 31, 2010. As such, no expenses were recognized until the employment contract was actually signed. All these non-employees have become employees of the Group as of December 31, 2010. The relevant compensation expenses were measured based on fair market value of the options as of the date when the holders became employees of the Company, part of which were recognized on the same date for services provided during their nonemployee period, and the remaining compensation expenses will continue to amortize during the remaining vesting period.

The grant date, number of options granted, exercise price, fair value and intrinsic value of the options granted to date are set forth below. The number of options, price and value information below are based upon ordinary shares.

Grant Date	No. of Options Granted	Exercise Price	Fair Value of the Options as of the Grant Date	Fair Value of Underlying Ordinary Shares as of the Grant Date	Intrinsic Value
		US$	US$	US$	US$
July 4, 2008	67,000,000	0.03	0.08	0.12	0.09
November 5, 2008	1,374,000	0.03	0.09	0.12	0.09
July 31, 2009	10,584,900	0.03	0.12	0.15	0.12
September 15, 2009	10,029,900	0.03	0.12	0.15	0.12
January 8, 2010	4,557,900	0.03	0.14	0.16	0.13
July 1, 2010	4,760,325	0.03	0.18	0.21	0.18
September 30, 2010	910,000	0.03	0.38	0.40	0.37
December 1, 2010	5,540,000	0.03	0.39	0.43	0.39

The weighted-average grant date fair values of options granted for the years ended December 31, 2008, 2009 and 2010 were US$0.08, US$0.12 and US$0.25 per option, respectively.

As disclosed in Note 2(r), the Company’s share-based compensation expenses are measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company engaged an independent valuation specialist to assist them in determining the fair values of the options which were estimated as of the date of grant using Black-Scholes option pricing model with the following assumptions:

For the Years Ended December 31,
	2009	2010	2011
Expected volatility rate	57.60%-58.07%	54.37%-54.91%	—
Expected dividend yield	—	—	—
Expected term (years)	5.31-5.46	4.64-5.30	—
Risk-free interest rate (per annum)	2.94%-2.95%	2.65%-3.57%	—

The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the timing of the expected public offering, the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese government bonds for the term approximating the expected life of award at the time of grant. No new option was granted in the year of 2011.

During 2009, 2010 and 2011, some employees voluntarily left the Company and exercised their vested share options in exchange for future entitlement of the Company’s shares issuable after completion of the Company’s IPO and upon the request of the former employees. The proceeds from the exercise of these options cannot be refunded to the former employees in any event, including the Company does not complete an IPO. Accordingly, these share options are considered to be exercised and the proceeds have been included in the additional paid-in capital of the Company. The proceeds from exercise of these options received for the years ended December 31, 2009, 2010 and 2011 amounted to RMB0.4 million, RMB1.2 million and RMB1.2 million (US$0.2 million), respectively. The Company completed its IPO on May 17, 2011 and 1,300,175 shares have been issued to the former employees after that. As of December 31, 2011, there were 5,412,216 contingently issuable shares to be issued upon the former employees’ request. This number of contingently issuable shares is not included in the computation of basic net loss per share as the holders do not participate in any voting and dividend rights until the shares are actually issued, and is included in the dilutive ordinary equivalent shares using if-converted method as the conditions for issuance have been satisfied.

Share-based compensation expenses based on service conditions are recognized using the graded-vesting method. For the years ended December 31, 2009, 2010 and 2011, the Company has recognized share-based compensation expenses for options of approximately RMB10.2 million, RMB16.6 million and RMB4.0 million (US$0.6 million), respectively.

There was no income tax benefit recognized in the statements of operations for share-based compensation expenses in the years ended December 31, 2009, 2010 and 2011. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset during the periods presented.

As of December 31, 2011, there was RMB1.3 million (US$0.2 million) of unrecognized share-based compensation expenses for options adjusted for estimated forfeitures, related to unvested share-based compensation arrangements granted under the Option Plan. The cost is expected to be recognized over a weighted-average period of 1.8 years.

Restricted Share Units

In March 2011, the Company adopted the 2011 restricted share and restricted share unit plan. On March 17, 2011, the company granted 10,050,958 restricted share units to the employees. Those restricted share units vest based on 4 years of continuous services.

A summary of restricted share units activity for the year ended December 31, 2011 is presented below:

Restricted Share Units	Number of Units	Weighted-Average Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	10,050,958	1.07
Vested	(4,756,956)	1.07
Forfeited	(1,037,394)	1.07

Unvested at December 31, 2011	4,256,608	1.07

For the year ended December 31, 2011, total share-based compensation expense recognized for restricted share units was RMB53.6 million (US$8.5 million).

As of December 31, 2011, there was RMB9.2 million (US$1.5 million) of unrecognized compensation expense related to unvested restricted share units. The expense is expected to be recognized over a weighted average period of 2.23 years. The total fair value on the respective vesting dates of restricted share units vested during the year ended December 31, 2011 was US$5.1 million.

Restricted Shares

On March 15, 2011, the Company cancelled 18,778,200 stock options granted historically, and granted 19,008,200 restricted shares to 22 employees on March 17, 2011. Those restricted shares vest based on 4 years of continuous services. The incremental share based compensation is US$0.5 million. Total amount of unrecognized share based compensation of unvested option and incremental share based compensation is US$2.2 million, including US$0.2 million was recognized immediately, and US$2.0 million was recognized during the rest of vesting period of restricted share.

A summary of restricted share activity for the year ended December 31, 2011 is presented below:

Restricted Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	19,008,200	1.07
Vested	(9,296,370)	1.07

Unvested at December 31, 2011	9,711,830	1.07

For the year ended December 31, 2011, total share-based compensation expense recognized for restricted share was RMB8.5 million (US$1.4 million).

As of December 31, 2011, there was RMB5.4 million (US$0.9 million) of unrecognized compensation expense related to unvested restricted share. The expense is expected to be recognized over a weighted average period of 2.20 years. The total fair value on their respective vesting dates of restricted share vested during the year ended December 31, 2011 was US$10.0 million.

The fair value of the restricted shares and restricted share units on March 17, 2011 was US$1.07 and the fair value of the underlying ordinary shares was US$1.14.